Stockholders' Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 02, 2022 USD ($) $ / shares shares	Jun. 07, 2021 USD ($) $ / shares shares	Aug. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) shares	Jan. 01, 2022 USD ($) $ / shares shares	Nov. 12, 2021 $ / shares	Dec. 26, 2020 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	825,000,000	825,000,000			825,000,000		825,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)	146,561,717	138,384,250			146,561,717		66,145,633
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0				0
Preferred stock, shares outstanding (in shares)	0				0
Number of shares sold (in shares)		25,000,000
Value of shares issued | $					$ 250,000
Consideration on sale of stock | $	$ 10,150,000	$ 10,150,000
Warrant redemption price (in dollars per share) | $ / shares	$ 11.5	$ 11.5				$ 0.1
Number of warrants transferred (in shares)	5,075,000	5,075,000
Warrants outstanding (in shares)	17,249,995	17,249,995
The Sponsor
Class of Stock [Line Items]
Warrants outstanding (in shares)	10,150,000	10,150,000
Private Placement | Warrant | The Sponsor
Class of Stock [Line Items]
Number of shares sold (in shares)	10,150,000	10,150,000
Sale of price per share (in dollars per share) | $ / shares	$ 1	$ 1
PIPE Investors
Class of Stock [Line Items]
Number of shares sold (in shares)	25,000,000	25,000,000
Sale of price per share (in dollars per share) | $ / shares	$ 10	$ 10
Director
Class of Stock [Line Items]
Number of shares sold (in shares)		1,000,000
Sale of price per share (in dollars per share) | $ / shares	$ 1,000,000
Midco Equityholders
Class of Stock [Line Items]
Shares held (in shares)		70,270,400
Class A Preferred Units
Class of Stock [Line Items]
Conversion ratio	343.983				343.983
Class B Common Units
Class of Stock [Line Items]
Conversion ratio	249.585				249.585
Class B Common Units | The Sponsor
Class of Stock [Line Items]
Shares issued (in shares)	2,000,000			8,625,000
Value of shares issued | $				$ 25,000
Share price (in dollars per share) | $ / shares			$ 0.003
Class B Common Units | The Sponsor
Class of Stock [Line Items]
Shares issued (in shares)		2,000,000	8,625,000
Value of shares issued | $			$ 25,000
Share price (in dollars per share) | $ / shares			$ 0.003